Interest in joint venture - Narrative (Details) $ in Millions		6 Months Ended
	Dec. 14, 2020 product	Jun. 30, 2023 USD ($)
Disclosure of joint ventures [line items]
Deferred Gain On Investment In Joint Venture | $		$ 23.5
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Number of product candidates developed and commercialized in joint venture	3
Number of products developed and commercialized in joint venture	1